Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt principal	$ 6,208	$ 6,177
Debt balance subject to compromise	(5,662)	0
Debt balance not subject to compromise	546	6,177
Secured credit facilities | Secured debt
Debt Instrument [Line Items]
Total debt principal	5,662	5,662
Senior Secured Notes | Secured debt
Debt Instrument [Line Items]
Total debt principal	$ 546	$ 515